FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892
                                  ----------

                           TEMPLETON GROWTH FUND, INC.
                         ---------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                    ---------------

Date of fiscal year end:   8/31
                         ---------

Date of reporting period:  11/30/09
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                                     SHARES/
                                                                     INDUSTRY                         RIGHTS          VALUE
                                                  ----------------------------------------------   -----------   ---------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS
       98.7%
    AUSTRALIA 0.5%
    Brambles Ltd.                                         Commercial Services & Supplies            16,769,241   $   101,330,322
                                                                                                                 ---------------
    BRAZIL 0.1%
(a) Embraer-Empresa Brasileira de Aeronautica
       SA, ADR                                                  Aerospace & Defense                    961,110        19,539,366
                                                                                                                 ---------------
    FRANCE 9.0%
    Accor SA                                               Hotels, Restaurants & Leisure             1,997,927       106,901,743
    AXA SA                                                           Insurance                       3,903,098        92,993,771
    Compagnie Generale des Etablissements
       Michelin, B                                                Auto Components                    1,451,194       110,023,215
    France Telecom SA                                 Diversified Telecommunication Services        12,294,617       319,783,260
    Sanofi-Aventis                                                Pharmaceuticals                    5,220,942       394,418,229
    Total SA, B                                             Oil, Gas & Consumable Fuels              5,644,914       349,242,768
    Vivendi SA                                                         Media                        10,695,460       308,135,631
                                                                                                                 ---------------
                                                                                                                   1,681,498,617
                                                                                                                 ---------------
    GERMANY 6.0%
    Bayerische Motoren Werke AG                                     Automobiles                      3,070,576       145,302,651
    Deutsche Post AG                                          Air Freight & Logistics               10,199,103       190,939,556
    Merck KGaA                                                    Pharmaceuticals                      843,465        79,915,814
    Muenchener Rueckversicherungs-Gesellschaft
       AG                                                            Insurance                         899,357       141,136,891
    SAP AG                                                           Software                        4,102,518       195,705,726
    Siemens AG                                               Industrial Conglomerates                3,757,644       368,267,383
                                                                                                                 ---------------
                                                                                                                   1,121,268,021
                                                                                                                 ---------------
    HONG KONG 1.4%
    Cheung Kong (Holdings) Ltd.                        Real Estate Management & Development         12,810,800       161,005,945
    Swire Pacific Ltd., A                              Real Estate Management & Development          8,952,500       102,753,585
                                                                                                                 ---------------
                                                                                                                     263,759,530
                                                                                                                 ---------------
    INDIA 0.5%
    ICICI Bank Ltd., ADR                                         Commercial Banks                    2,758,430       102,613,596
                                                                                                                 ---------------
    IRELAND 0.7%
    CRH PLC                                                   Construction Materials                 5,552,528       139,878,250
                                                                                                                 ---------------
    ITALY 2.9%
    Eni SpA                                                 Oil, Gas & Consumable Fuels              8,583,874       212,635,002
(a) Intesa Sanpaolo SpA                                          Commercial Banks                   44,111,593       191,058,356
(a) UniCredit SpA                                                Commercial Banks                   38,123,230       130,208,270
                                                                                                                 ---------------
                                                                                                                     533,901,628
                                                                                                                 ---------------
    JAPAN 1.7%
    FUJIFILM Holdings Corp.                       Electronic Equipment, Instruments & Components     2,269,200        61,844,300
    Konica Minolta Holdings Ltd.                                Office Electronics                  13,146,000       121,099,595
    Toyota Motor Corp.                                              Automobiles                      3,372,210       134,248,379
                                                                                                                 ---------------
                                                                                                                     317,192,274
                                                                                                                 ---------------
    NETHERLANDS 2.4%
(a) ING Groep NV                                          Diversified Financial Services             9,800,603        91,283,454
(a) ING Groep NV, rts., 12/15/09                          Diversified Financial Services             9,800,603        24,277,514
    Koninklijke Philips Electronics NV                       Industrial Conglomerates                5,402,511       147,738,033
(a) Randstad Holding NV                                        Professional Services                 2,311,990       100,866,985
    SBM Offshore NV                                         Energy Equipment & Services              4,289,566        80,949,862
                                                                                                                 ---------------
                                                                                                                     445,115,848
                                                                                                                 ---------------
    NORWAY 0.6%
    Aker Solutions ASA                                      Energy Equipment & Services              3,919,555        48,670,828

   Quarterly Statement of Investments See Notes to Statements of Investments

    Statoil ASA                                             Oil, Gas & Consumable Fuels              2,375,660   $    58,162,350
                                                                                                                 ---------------
                                                                                                                     106,833,178
                                                                                                                 ---------------
    RUSSIA 0.4%
    Gazprom, ADR                                            Oil, Gas & Consumable Fuels              3,642,900        82,948,833
                                                                                                                 ---------------
    SINGAPORE 2.2%
    DBS Group Holdings Ltd.                                      Commercial Banks                    4,105,734        42,476,690
(a) Flextronics International Ltd.                Electronic Equipment, Instruments & Components    12,506,350        88,419,895
    Singapore Telecommunications Ltd.                 Diversified Telecommunication Services       130,680,000       276,626,377
                                                                                                                 ---------------
                                                                                                                     407,522,962
                                                                                                                 ---------------
    SOUTH KOREA 4.0%
    Hyundai Motor Co. Ltd.                                          Automobiles                      2,176,278       184,873,453
(a) KB Financial Group Inc.                                      Commercial Banks                    3,078,287       153,201,172
    KT Corp., ADR                                     Diversified Telecommunication Services         7,553,020       125,455,662
    Samsung Electronics Co. Ltd.                     Semiconductors & Semiconductor Equipment          469,645       290,153,081
                                                                                                                 ---------------
                                                                                                                     753,683,368
                                                                                                                 ---------------
    SPAIN 1.7%
    Inditex SA                                                   Specialty Retail                    1,305,988        83,191,642
    Telefonica SA                                     Diversified Telecommunication Services         8,012,654       230,002,075
                                                                                                                 ---------------
                                                                                                                     313,193,717
                                                                                                                 ---------------
    SWEDEN 1.3%
    Svenska Cellulosa AB, B                                   Paper & Forest Products                8,210,980       113,043,752
    Telefonaktiebolaget LM Ericsson, B                       Communications Equipment               12,549,757       120,584,213
                                                                                                                 ---------------
                                                                                                                     233,627,965
                                                                                                                 ---------------
    SWITZERLAND 6.3%
    Adecco SA                                                  Professional Services                 2,463,025       122,832,523
    Lonza Group AG                                        Life Sciences Tools & Services             1,410,410       109,157,254
    Nestle SA                                                      Food Products                     4,432,353       209,484,492
    Novartis AG                                                   Pharmaceuticals                    6,176,660       342,772,043
    Roche Holding AG                                              Pharmaceuticals                    1,273,811       208,328,835
    Swiss Reinsurance Co.                                            Insurance                       2,112,060       100,431,123
(a) UBS AG                                                        Capital Markets                    5,117,356        79,363,335
                                                                                                                 ---------------
                                                                                                                   1,172,369,605
                                                                                                                 ---------------
    TAIWAN 1.1%
    Taiwan Semiconductor Manufacturing Co. Ltd.      Semiconductors & Semiconductor Equipment      103,791,358       196,731,875
                                                                                                                 ---------------
    TURKEY 0.5%
    Turkcell Iletisim Hizmetleri AS, ADR                Wireless Telecommunication Services          6,301,610        96,792,730
                                                                                                                 ---------------
    UNITED KINGDOM 14.1%
    Aviva PLC                                                        Insurance                      34,723,288       211,597,507
    BAE Systems PLC                                             Aerospace & Defense                 10,622,500        57,321,733
    BG Group PLC                                            Oil, Gas & Consumable Fuels              4,430,890        80,405,398
    BP PLC                                                  Oil, Gas & Consumable Fuels             38,121,276       360,498,046
    Compass Group PLC                                      Hotels, Restaurants & Leisure            18,921,967       134,234,379
    GlaxoSmithKline PLC                                           Pharmaceuticals                   17,966,308       371,841,799
    HSBC Holdings PLC                                            Commercial Banks                   17,444,297       204,158,498
    Kingfisher PLC                                               Specialty Retail                   50,189,002       196,106,009
    Pearson PLC                                                        Media                        12,905,779       176,018,161
    Royal Dutch Shell PLC, B                                Oil, Gas & Consumable Fuels             10,238,222       292,663,176
    Standard Life PLC                                                Insurance                      16,650,095        57,113,859
    Tesco PLC                                                Food & Staples Retailing                7,243,414        50,402,382
    Vodafone Group PLC                                  Wireless Telecommunication Services        162,936,571       367,514,732
(a) Wolseley PLC                                         Trading Companies & Distributors            3,912,621        74,734,086
                                                                                                                 ---------------
                                                                                                                   2,634,609,765
                                                                                                                 ---------------

    UNITED STATES 41.3%
    Accenture PLC, A                                                IT Services                     13,077,920   $   536,717,837
    ACE Ltd.                                                         Insurance                       2,127,420       103,626,628
    Alcoa Inc.                                                    Metals & Mining                    8,079,580       101,156,342
    American Express Co.                                         Consumer Finance                    3,815,680       159,609,894
(a) Amgen Inc.                                                     Biotechnology                     7,616,640       429,197,664
    AT&T Inc.                                         Diversified Telecommunication Services         1,452,470        39,129,542
    The Bank of New York Mellon Corp.                             Capital Markets                      847,459        22,576,308
(a) Biogen Idec Inc.                                               Biotechnology                       974,600        45,747,724
(a) Boston Scientific Corp.                              Health Care Equipment & Supplies           10,509,640        87,965,687
    Bristol-Myers Squibb Co.                                      Pharmaceuticals                    4,064,690       102,877,304
    Chevron Corp.                                           Oil, Gas & Consumable Fuels                612,860        47,827,594
(a) Cisco Systems Inc.                                       Communications Equipment                9,289,310       217,369,854
    Comcast Corp., A                                                   Media                        20,752,910       286,597,687
    Covidien PLC                                         Health Care Equipment & Supplies            6,316,370       295,732,443
    CVS Caremark Corp.                                       Food & Staples Retailing                2,693,040        83,511,170
(a) Dell Inc.                                                 Computers & Peripherals                4,993,440        70,507,373
    El Paso Corp.                                           Oil, Gas & Consumable Fuels              5,623,810        53,763,624
(a) Expedia Inc.                                             Internet & Catalog Retail               4,976,280       126,795,614
    FedEx Corp.                                               Air Freight & Logistics                1,249,200       105,494,940
    General Electric Co.                                     Industrial Conglomerates                9,737,780       155,999,236
    Halliburton Co.                                         Energy Equipment & Services              3,931,130       115,417,977
    Harley-Davidson Inc.                                            Automobiles                      2,570,670        74,909,324
    The Home Depot Inc.                                          Specialty Retail                    2,300,320        62,936,755
    JPMorgan Chase & Co.                                  Diversified Financial Services             1,159,200        49,254,408
    Medtronic Inc.                                       Health Care Equipment & Supplies            2,734,400       116,047,936
    Merck & Co. Inc.                                              Pharmaceuticals                    6,802,200       246,307,662
    Microsoft Corp.                                                  Software                       20,150,050       592,612,970
    News Corp., A                                                      Media                        26,714,560       306,148,858
    Oracle Corp.                                                     Software                       22,596,030       498,920,342
    Pfizer Inc.                                                   Pharmaceuticals                   25,373,010       461,027,592
(a) Progressive Corp.                                                Insurance                       9,640,540       161,671,856
    Quest Diagnostics Inc.                               Health Care Providers & Services            1,160,620        67,246,323
    RenaissanceRe Holdings Ltd.                                      Insurance                       1,713,500        91,295,280
    Seagate Technology                                        Computers & Peripherals               11,242,650       170,101,294
(a) Sprint Nextel Corp.                                 Wireless Telecommunication Services         32,608,660       120,978,129
    Target Corp.                                                 Multiline Retail                    1,905,980        88,742,429
    Time Warner Cable Inc.                                             Media                         1,501,096        62,880,911
    Time Warner Inc.                                                   Media                         4,349,680       133,622,170
    Torchmark Corp.                                                  Insurance                       1,338,900        58,215,372
    Tyco Electronics Ltd.                         Electronic Equipment, Instruments & Components     8,248,590       191,449,774
    Tyco International Ltd.                                  Industrial Conglomerates                6,422,990       230,392,651
    United Parcel Service Inc., B                             Air Freight & Logistics                5,464,810       314,062,631
(a) Viacom Inc., B                                                     Media                         8,892,677       263,578,946
    The Walt Disney Co.                                                Media                         4,826,306       145,850,967
                                                                                                                 ---------------
                                                                                                                   7,695,877,022
                                                                                                                 ---------------
    TOTAL COMMON STOCKS AND OTHER EQUITY
       INTERESTS (COST $19,197,752,070)                                                                           18,420,288,472
                                                                                                                 ---------------
    PREFERRED STOCKS (COST $53,696,515) 0.5%
    BRAZIL 0.5%
    Vale SA, ADR, pfd., A                                         Metals & Mining                    3,647,880        89,373,060
                                                                                                                 ---------------

                                                                                                    PRINCIPAL
                                                                                                     AMOUNT(b)
                                                                                                   -----------
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST
    $15,017,970) 0.1%
    FFCB, 3.17%, 9/15/14                                                                            15,000,000        15,016,515
                                                                                                                 ---------------
    TOTAL INVESTMENTS BEFORE SHORT TERM
       INVESTMENTS (COST $19,266,466,555)                                                                         18,524,678,047
                                                                                                                 ---------------

    SHORT TERM INVESTMENTS 0.6%
    TIME DEPOSITS (COST $51,500,000) 0.3%
    UNITED STATES 0.3%
    Royal Bank of Canada, 0.125%, 12/01/09                                                          51,500,000        51,500,000
                                                                                                                 ---------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 0.3%
    FHLB, 0.58%, 2/24/10                                                                            30,000,000   $    30,027,270
(c) FHLB, 2/25/10                                                                                   25,815,000        25,813,451
                                                                                                                 ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $55,799,117)                                                                                             55,840,721
                                                                                                                 ---------------
    TOTAL INVESTMENTS (COST $19,373,765,672)
       99.9%                                                                                                      18,632,018,768
    OTHER ASSETS, LESS LIABILITIES 0.1%                                                                               21,277,120
                                                                                                                 ---------------
    NET ASSETS 100.0%                                                                                            $18,653,295,888
                                                                                                                 ===============

(a)  Non-income producing.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)  The security is traded on a discount basis with no stated coupon rate.

SELECTED PORTFOLIO

ADR    American Depository Receipt
FFCB   Federal Farm Credit Bank
FHLB   Federal Home Loan Bank

TEMPLETON GROWTH FUND, INC.

Notes to Statement of Investments (unaudited)

1.   ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2.   SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Time deposits are valued at cost which approximates market value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

3.   INCOME TAXES

At November 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $19,378,551,041
                                             ---------------

Unrealized appreciation                      $ 2,541,588,151
Unrealized depreciation                       (3,288,120,424)
                                             ---------------
Net unrealized appreciation (depreciation)   $  (746,532,273)
                                             ===============

4.   FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund's assets carried at fair value:

                                               LEVEL 1          LEVEL 2     LEVEL 3        TOTAL
                                           ---------------   ------------   -------   ---------------
ASSETS:
   Investments in Securities:
      Equity Investments:(a)               $18,509,661,532   $         --     $--     $18,509,661,532
      U.S. Government and Agency
         Securities                                     --     15,016,515      --          15,016,515
      Short Term Investments                            --    107,340,721      --         107,340,721
                                           ---------------   ------------     ---     ---------------
         Total Investments in Securities   $18,509,661,532   $122,357,236     $--     $18,632,018,768
                                           ---------------   ------------     ---     ---------------

(a) Includes common and preferred stock. For detailed industry descriptions, see the accompanying Statement of Investments.

5.   SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through January 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010


By  /s/MARK H. OTANI
 ----------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2010